Share-based Compensation	12 Months Ended
Dec. 31, 2017
Share-based Compensation
Share-based Compensation

14Share-based Compensation

The Company adopted 2013 Employee Stock Option Plan (the “2013 Plan”), 2014 Employee Stock Option Plan (the “2014 Plan”, collectively the “Pre-IPO Plans”). In May 2016, the Company adopted the 2016 Share Incentive Plan (“2016 Plan”). The Pre-IPO Plans and 2016 Plan allow the plan administrator to grant stock options, share appreciation rights, dividend equivalent right, restricted share units and restricted shares to employees, directors and consultants of the Company and its affiliates, up to a maximum of 36,229,922 and 4,600,000 Class A ordinary shares, respectively, plus an annual increase of 1.5% of the total outstanding share capital as of December 31 of the immediately preceding calendar year on the first day of each fiscal year, beginning in 2017, or such lesser number of Class A ordinary shares as determined by the board of directors of the Company. If an award under the Pre-IPO Plans terminates, expires or lapses, or is cancelled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2016  Plan.

Under the 2013 Plan and 2014 Plan, the Company granted options to employees. All options granted have a contractual term of ten years, and vest over a three-year or four-year requisite service period, depending on the terms of each award agreement. And granted options generally follow one of the three vesting schedules (“Schedule A”, “Schedule B” and “Schedule C) below:

•	Schedule A: one half (½) of which vest upon the second anniversary of the date of vesting commencement date and 25% of the options vest at the third and fourth anniversary respectively;
•	Schedule B: 25% of the options vest at each of the four anniversaries; and
•	Schedule C: 33% of the options vest at each of the three anniversaries.

The Company granted restricted share units (“RSUs”) under the 2016 Plan. Most of RSUs vest over a period of two or four-year requisite service period. And granted RSUs generally follow one of the four vesting schedules (“Schedule D”,  “Schedule E”, “Schedule  F” and “Schedule G”) below:

•	Schedule D: one half (½) of which vest upon the second anniversary of the date of vesting commencement date and 25% of the RSUs vest at the third and fourth anniversary respectively;
•	Schedule E: 12.5% of the RSUs vest at each of the eight quarters after vesting commencement date;
•	Schedule F: 25% of the RSUs vest at each of the four anniversaries; and
•	Schedule G: 50% of the RSUs vest at each of the two anniversaries.

Prior to the completion of initial public offering, options are only exercisable subject to the grantee’s continuous service and the listing of the stock of the Company on a public stock exchange market, and options for which the service condition has been satisfied are forfeited should employment terminate before the Company’s public listing. After the completion of initial public offering, options can be exercised and RSUs can be settled once the service condition are satisfied. The Company issues new Class A ordinary shares upon share option exercise or share unit conversion.

For the years ended December 31, 2015, 2016 and 2017, total share-based compensation expenses recognized were nil, RMB48,242 and RMB35,069, respectively. As of December 31, 2017, the unrecognized compensation cost was RMB64,095. These amounts are expected to be recognized over a weighted average period of 2.92 years.

Stock options

The Group uses the Binomial option pricing model to estimate the fair value of stock options. The assumptions used to value the Company’s option grants were as follows:

For the year ended December 31,
	2015	2016	2017

Stock options:
Contractual term (in years)	10.00-10.00	10.00-10.00	9.50-10.00
Expected volatility	54.2%-55.4%	53.2%-60.2%	47.3%-53.5%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	—	—	—
Risk-free interest rate (per annum)	1.9%-2.4%	1.5%-2.5%	2.3%-2.4%
Expected forfeiture rate (post-vesting)	—	—	—

The Group estimated the risk free rate based on the yield to maturity of U.S. treasury bonds denominated in USD at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

The following table sets forth the summary of option activities under the Company’s 2013 Plan and 2014  Plan:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value		Weighted Average Grant Date Fair Value
		US$	(In years)	US$	RMB	US$	RMB

December 31, 2015	18,870,000	0.0520	8.73	12,039	77,986	0.3338	2.1625
Granted	14,778,000	0.2883	—	—	—	0.8621	5.9856
Exercised	(447,480)	0.0355	—	—	—	0.1962	1.3620
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(1,276,000)	0.1951	—	—	—	0.7131	4.9509

December 31, 2016	31,924,520	0.1559	8.54	28,119	195,230	0.5651	3.9238
Granted	5,435,000	0.5660	—	—	—	0.5555	3.6144
Exercised	(1,583,655)	0.0847	—	—	—	0.3465	2.2546
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(5,683,065)	0.2564	—	—	—	0.7429	4.8335

December 31, 2017	30,092,800	0.2147	7.76	18,616	121,121	0.5413	3.5221
Vested and expected to vest as of December 31, 2017	28,783,319	0.1980	7.76	18,288	126,973	0.5362	3.4885
Exercisable as of December 31, 2017	12,226,300	0.0694	6.96	9,340	64,850	0.3325	2.1631

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.

RSUs

The following table sets forth the summary of the restricted share units activities in 2017:

	Number of RSUs	Weighted Average Grant Date Fair Value
		US$	RMB
December 31,2016	517,500	1.39	9.67
Granted	4,820,000	1.10	7.18
Vested	(244,980)	1.32	8.61
Forfeited	(467,515)	1.28	8.34

December 31,2017	4,625,005	1.11	7.20